Revenue disaggregation and segmental analysis - Non-current assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segmental assets and cash flow
Right-of-use assets	€ 12,573	€ 11,749
Impairment loss	0	(1,685)	€ (3,525)
Germany
Segmental assets and cash flow
Non-current assets	47,563	48,266	24,529
Capital expenditure	2,772	2,278	1,816
Right-of-use assets	1,133	912
Other expenditure on intangible assets	1	1,613	2
Depreciation and amortisation on owned assets	4,836	4,805	3,017
Impairment loss	0
Italy
Segmental assets and cash flow
Non-current assets	10,707	11,119	11,031
Capital expenditure	805	697	784
Right-of-use assets	758	1,645
Other expenditure on intangible assets	17	24	2,219
Depreciation and amortisation on owned assets	2,025	1,958	1,337
Impairment loss	0
UK
Segmental assets and cash flow
Non-current assets	7,968	7,790	7,405
Capital expenditure	822	753	804
Right-of-use assets	1,138	733
Other expenditure on intangible assets	0		408
Depreciation and amortisation on owned assets	2,202	2,160	1,612
Impairment loss	0
Spain
Segmental assets and cash flow
Non-current assets	7,213	7,229	7,438
Capital expenditure	772	761	813
Right-of-use assets	700	386
Other expenditure on intangible assets	9		216
Depreciation and amortisation on owned assets	1,579	1,763	1,318
Impairment loss	0	(840)	(2,930)
Other Europe
Segmental assets and cash flow
Non-current assets	10,369	9,138	7,093
Capital expenditure	968	823	775
Right-of-use assets	1,016	298
Other expenditure on intangible assets	431	29	42
Depreciation and amortisation on owned assets	1,727	1,706	1,073
Impairment loss	0	(740)	(310)
Vodacom
Segmental assets and cash flow
Non-current assets	5,839	5,400	5,503
Capital expenditure	703	802	810
Right-of-use assets	174	174
Other expenditure on intangible assets	0	55	91
Depreciation and amortisation on owned assets	872	939	758
Impairment loss	0
Other Markets
Segmental assets and cash flow
Non-current assets	2,988	2,963	3,429
Capital expenditure	512	587	626
Right-of-use assets	247	290
Other expenditure on intangible assets	439	55	34
Depreciation and amortisation on owned assets	666	672	673
Impairment loss	0		(255)
Common Functions
Segmental assets and cash flow
Non-current assets	2,145	2,217	2,009
Capital expenditure	829	821	799
Right-of-use assets	140	155
Other expenditure on intangible assets	0
Depreciation and amortisation on owned assets	194	171	7
Impairment loss	0	(105)	(30)
Group
Segmental assets and cash flow
Non-current assets	94,792	94,122
Capital expenditure	8,183	7,522
Right-of-use assets	5,306	4,593
Other expenditure on intangible assets	897	1,776
Depreciation and amortisation on owned assets	14,101	14,174
Impairment loss	0	(1,685)
Group (IAS 18 basis)
Segmental assets and cash flow
Non-current assets			68,437
Capital expenditure			7,227
Other expenditure on intangible assets			3,012
Depreciation and amortisation on owned assets	10,187	10,454	9,795
Impairment loss	€ 0	€ (1,685)	€ (3,525)